Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled equity awards (Note 15(b))	$ 2,256	$ 2,524
Value added tax and other taxes payable	1,352	861
Withholding and taxes payable	3,902	2,935
Provision for legal and tax matters (Note 26)	1,578	2,331
Other liabilities	2,731	2,908
Other non-current liabilities	$ 11,819	$ 11,559